RELATED PARTY TRANSACTIONS Q - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Distributions	$ (30,400,000)	$ (9,000,000.0)	$ (39,900,000)	$ (45,700,000)
Other non-current liabilities (includes $44.5 million and $0.0 million due to related parties)	97,800,000		97,800,000		$ 0
Fair value of investments					1,000,000.0
General and administrative	19,241,000	22,267,000	105,816,000	41,952,000
Consulting agreement, expense	200,000			500,000
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Distributions					(55,300,000)	$ (22,400,000)
General and administrative					$ 279,297,000	$ 58,351,000	$ 148,770,000
Options, grants in period (in shares)					2,913,051	10,963,780	1,565,000
Stock-based compensation					$ 75,017,000	$ 83,790,000	$ 89,860,000
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)					3,439,035	4,983,339	6,718,554
Related Party
Related Party Transaction [Line Items]
Other non-current liabilities (includes $44.5 million and $0.0 million due to related parties)	44,500,000		44,500,000		$ 0
Fair value of investments	12,200,000		12,200,000		12,900,000
Advisory fees	600,000	500,000	1,200,000	1,000,000.0
Use of aircraft, expense	100,000	100,000	300,000	200,000
GGI fees			400,000
Options, grants in period (in shares)								500,000
Stock-based compensation	0	2,000,000.0	0	5,000,000
Tax payments			4,800,000		4,800,000
Related Party | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)								1,500,000
Related Party | Candy Digital Inc
Related Party Transaction [Line Items]
Fair value of investments					9,100,000
Related Party | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Fair value of investments					12,900,000	$ 11,000,000.0
General and administrative	$ 1,100,000	$ 300,000	$ 2,100,000	$ 700,000	3,200,000	2,200,000	$ 2,500,000
Accounts payable					95,800,000	66,000,000.0
Advisory fees					2,100,000	900,000	1,000,000
GGI fees					400,000
Options, grants in period (in shares)								500,000
Stock-based compensation					5,000,000.0	11,900,000	$ 11,600,000
Tax payments					4,800,000	2,900,000
Related Party | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)								1,500,000
Related Party | Galaxy Digital Holdings, LP | Promissory Note
Related Party Transaction [Line Items]
Promissory note					96,900,000	67,200,000
Related Party | Galaxy Digital Holdings, LP | Candy Digital Inc
Related Party Transaction [Line Items]
Fair value of investments					$ 9,100,000	$ 18,000,000.0